Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions			6 Months Ended
		Feb. 10, 2026	Jun. 30, 2026	Jun. 30, 2025	Apr. 30, 2025
Disclosure of detailed information about borrowings [Line Items]
Adjustments for non current financial assets and deferred tax expense			€ 0	€ 48
Income tax paid			(925)	(1,355)
Interest paid			(260)	(206)
Interest received			111	170
Dividends received from non-consolidated entities			3	5
Cash and cash equivalents			6,350
Net change in short-term debt and other financial instruments	[1]		1,955	3,322
Dynavax
Disclosure of detailed information about borrowings [Line Items]
Net change in short-term debt and other financial instruments		€ (249)
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Net change in short-term debt and other financial instruments			€ 2,388	€ 3,353
Opella Business
Disclosure of detailed information about borrowings [Line Items]
Cash and cash equivalents					€ 667

[1]	For the six months ended June 30, 2026, this line item mainly comprises (i) a commercial paper program in the United States for €2,388 million and (ii) a cash outflow of €249 million arising from the settlement of the financial liabilities of Dynavax, acquired on February 10, 2026 (see Note B.1.1.). For the six months ended June 30, 2025, this line item mainly comprises a commercial paper program in the United States for €3,353 million.